Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”) and regulations of the Securities Exchange Commission (the “SEC”).

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Noncontrolling interest

Noncontrolling interest

A non-controlling interest in a subsidiary of the Company represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheet and consolidated statements of operations and comprehensive income are attributed to controlling and non-controlling interests.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. There were no significant accounting estimates for the years ended December 31, 2024 and 2023, and for the period from its inception on November 8, 2022 through December 31, 2022.

Foreign currency translation

Foreign currency translation

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing on the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates on the date of the balance sheet.

The reporting currency of the Company is U.S. dollars (“USD” or $”) and the accompanying consolidated financial statements have been expressed in USD.

In general, assets and liabilities of the Company whose functional currency is not the USD, are translated into USD, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of the Company is recorded as a separate component of accumulated other comprehensive income within the statement of shareholders’ equity.

Translation of amounts from Vietnam Dong (“VND”) and Renminbi (“RMB”) into USD has been made at the following exchange rates for the respective periods:

	December 31, 2024	December 31, 2023
VND exchange rate for balance sheet items, except for equity accounts	25,488	24,270
RMB exchange rate for balance sheet items, except for equity accounts	7.2985	n/a
	For the Year Ended December 31,		For the Period from its inception on November 8, 2022 through December 31,
	2024	2023	2022
VND exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	25,056	24,270	23,633
RMB exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	7.1887	n/a	n/a

No representation is made that the VND and RMB amounts could have been, or could be, converted into USD at the rates used in translation.

Fair value of financial instruments

Fair value of financial instruments

The Company’s financial instruments are accounted for at fair value on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are described below:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value.

The Company’s financial instruments approximate their fair values because of the short-term nature of these instruments. Warrants (Note 14) and Earnout Shares (Note 16) were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy.

Cash	Cash Cash primarily consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdraw and use.
Restricted cash, current and non-current

Restricted cash, current and non-current

As of December 31, 2024 and 2023, the restricted cash represented bank deposits pledged for a bank borrowing. The current restricted cash was restricted from withdrawal for a period less than 12 months from the date of deposit. The non-current restricted cash was restricted from withdrawal for a period of 3 years from the date of deposit.

Accounts receivable, net

Accounts receivable, net

Accounts receivable are recorded at the gross amount less an allowance for any uncollectible accounts and do not bear interest. The Company had accounts receivable in the year of 2024.

On January 1, 2023, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets. As of December 31, 2022, the Company had no accounts receivable or other receivable, and the adoption of the guidance had no impact on the consolidated balance sheets or consolidated statements of operations and comprehensive income.

The management maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of income and comprehensive income. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As of December 31, 2024 and 2023, the Company did not provide expected credit losses.

Prepayments and prepayments to a related party

Prepayments and prepayments to a related party

The prepayments represented advance payments for raw materials for the cell production. The Company initially recognizes prepayments when cash is advanced to suppliers. Subsequently, the Company derecognizes and reclassifies prepayments to inventories when control over the assets is transferred to and obtained by the Company.

Inventories, net

Inventories, net

Inventories are stated at the lower of cost or net realizable value. Cost of inventories is determined using the moving weighted average cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to damaged and slow-moving goods, which is dependent upon factors such as historical and forecasted consumer demand, and specific customer requirements. The Company takes ownership, risks and rewards of the products. Write downs are recorded in ”Cost of revenues” in the consolidated statements of operations and comprehensive income. For the years ended December 31, 2024, 2023 and for the period from its inception on November 8, 2022 through December 31, 2022, the Company provided inventory provision of $2,536,668, $nil and $nil, respectively.

Deposits for property and equipment

Deposits for property and equipment

The deposits for property and equipment represented advance payments for construction of plants and for machinery to be installed in the plants. The Company initially recognizes deposits for property and equipment when cash is advanced to suppliers. Subsequently, the Company derecognizes and reclassifies deposits for property and equipment to property and equipment when control over these construction services and machinery is transferred to and obtained by the Company.

Property and equipment, net

Property and equipment, net

Property and equipment primarily consist of building, machinery, office equipment, vehicle and construction in progress. Building, machinery, office equipment and vehicle are stated at cost less accumulated depreciation less any provision required for impairment in value. Depreciation is computed using the straight-line method with nil residual value rate based on the estimated useful lives. The useful lives of property and equipment as follows:

Building	25 years
Machinery	2 – 6 years
Office equipment	2 – 5 years
Vehicle	5 – 6 years

The construction in progress was not depreciated until completion of construction and ready for use. Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized.

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets was recognized for the years ended December 31, 2024, 2023 and for the period from its inception on November 8, 2022 through December 31, 2022.

Revenue recognition

Revenue recognition

The Company adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) since its setup. In accordance with ASC 606, revenue is recognized when the control of the promised goods or services is transferred to the customers, and the performance obligations under the contract have been satisfied, in an amount that reflects the consideration expected to be entitled to in exchange for those goods or services (excluding sales taxes collected on behalf of government authorities). The Company’s revenue contracts generally do not include a right of return in relation to the delivered products or services.

The Company determines revenue recognition through the following steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Sales of solar cells

The Company officially commenced sales of solar cells to customers in the second half of 2023. The Company recognizes revenue generated from sales of solar cells at a point in time following the transfer of control of the solar cells to the customers, which typically occurs upon shipment or delivery depending on the terms of the underlying contracts. The contracts with customers may contain provisions that require the Company to make liquidated damage payments to the customer if the Company fails to ship or deliver solar cells before scheduled dates. The Company recognizes these liquidated damages as a reduction of revenue. For the years ended December 31, 2024 and 2023, the Company did not incur such liquidation damages.

Sales agreements typically contain the assurance-type customary product warranties if defects in solar cells exceeds 0.4% of delivered quantity. The assurance-type product warranties are subject to ASC 450, Contingencies. As of December 31, 2024 and December 31, 2023, the Company did not accrue warranty liabilities.

Provision of facilitation services

The Company commenced provision of facilitation services for customer’ solar cell products in the second half of 2024. The Company is an agent in facilitation services, as it did not bear inventory risks or determine the product selling price in provision of services. The Company identifies one performance obligation in the agreements with customers. The commission rate and the amount of customer’ solar cell products sold are both explicitly stipulated in the agreements with customers. The Company recognizes revenue from facilitation services for the customers’ solar cells products at a point when the end customers accept the agreed solar cell products and the customers collect the fees from end customers.

Contract liabilities

Contract liabilities are recognized if the Company receives consideration prior to satisfying the performance obligations, which include customer advances and deferred revenue under service arrangements. As of December 31, 2024, the Company had contract liabilities of $3,635,144 and $20,098,561 from third party customers and related party customers, respectively, which were expected to be recognized as revenues in the year ending December 31, 2025. As of December 31, 2023, the Company had contract liabilities of $530,817 and $28,815,934 from third party customers and related party customers, respectively, which were recognized as revenues in the year ended December 31, 2024.

For the years ended December 31, 2024 and 2023, the Company disaggregate revenue into two streams as the following table:

	For the Year Ended December 31,
	2024	2023
Revenues to related parties:
Sales of solar cells	$123,797,048	$61,504,724
Provision of facilitation services	3,474,214	—
	127,271,262	61,504,724
Revenues to third parties:
Sales of solar cells	49,685,866	872,666
	49,685,866	872,666
Total revenue	$176,957,128	$62,377,390

Cost of revenues

Cost of revenues primarily consist of cost of materials, employee salary and welfare expenses, and overheads which were attributable to the solar cells sold in the relevant periods.

General and administrative expenses

General and administrative expenses primarily consist of employee salary and welfare expenses, amortization of usage of infrastructure expenses and other expenses related to administrative functions.

Income taxes

The Company accounts for income taxes in accordance with the U.S. GAAP for income taxes. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is more likely than not these items will be utilized against taxable income in the future. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. As of December 31, 2024, income tax returns for the tax years ended December 31, 2023 and 2022 remain open for statutory examination.

Earnings (loss) per Share

In accordance with ASC 260, Earnings Per Share, basic net earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income (loss) is allocated between ordinary shares and other participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s earnout shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis.

Diluted net earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders, as adjusted for the accretion and allocation of net income related to the preferred shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents are excluded from the computation in income (loss) periods should their effects be anti-dilutive. The Company had earnout shares and warrants, which could potentially dilute basic earnings per share. To calculate the number of shares for diluted net earnings (loss) per share, the effect of the earnout shares is computed using the two-class method or the as-if converted method, whichever is more dilutive. The effect of warrants is computed using treasury stock method.

Operating leases

The Company adopted the ASU 2016-02, Leases (Topic 842) on its inception on November 8, 2022.

The Company leases its land use rights, which are classified as operating leases in accordance with Topic 842. Operating leases are required to record in the balance sheet as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date, and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company elected the short-term lease exemption as the lease terms are 12 months or less.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate on a collateralized basis for a similar term as the underlying lease.

The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. There was no impairment for right-of-use lease assets as of December 31, 2024 and 2023.

Asset acquisition

When the Company acquires other entities, if the assets acquired and liabilities assumed do not constitute a business, the transaction is accounted for as an asset acquisition. Assets are recognized based on the cost, which generally includes the transaction costs of the asset acquisition, and no gain or loss is recognized unless the fair value of noncash assets given as consideration differs from the assets’ carrying amounts on the Company’s books. The cost of a group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair value and does not give rise to goodwill.

Contingent consideration payable

Earnout share arrangement is classified as a liability or equity in accordance with ASC 480 – Distinguishing Liabilities from Equity and ASC 815 – Derivatives and Hedging, depending on the terms of the arrangement. If the arrangement is classified as a liability, it is initially measured at fair value and subsequently remeasured at each reporting date with changes in fair value recognized in earnings. If classified as equity, it is not remeasured after the initial recognition.

The fair value of contingent consideration is estimated using appropriate valuation techniques, including Monte-Carlo model, which involve significant judgment regarding future financial performance, volatility, expected years, and other assumptions.

The Company reviews and reassesses the fair value of contingent consideration at each reporting period until the contingency is resolved. Adjustments to the fair value are recorded in the consolidated statements of operations and comprehensive income (loss) under “Changes in fair value of contingent consideration payable”.

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter with changes in fair value recognized in the statements of operations in the period of change.

Share-based compensation

The Company grants share options and restricted shares to its management and employees. The Company measures the cost of the share options and restricted shares based on the grant date fair value of the awards and recognizes compensation cost over the vesting period, which is generally the requisite service period as required by the option agreement. When no future services are required to be performed by the employee in exchange for an award of equity instruments, the cost of the award is expensed on the grant date. The Company elects to recognize forfeitures when they occur.

Related party transactions

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence. Transactions between related parties commonly occurring in the normal course of business are considered to be related party transactions.

Comprehensive income

A comprehensive income includes net income (loss) and other comprehensive income arising from foreign currency adjustments. Comprehensive income is reported in the statements of operations and comprehensive income.

Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations and tax matters. In accordance with ASC 450, Contingencies, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

Segment reporting

The Company uses the management approach to determine operating segment. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (‘‘CODM’’) for making decisions, allocation of resource and assessing performance.

The Company operates and manages its business as a single operating and reportable segment. The Company’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income (loss) when making decisions about allocating resources and assessing performances of the Company. Significant segment expenses are the same as these presented under the operating costs and expenses in the consolidated statements of operations, and the difference between net revenue less the significant segment expenses and consolidated net income are the other segment items. The CODM reviews and utilizes these financial metrics together with non-financial metrics to make operation decisions, such as the determination of the fee rate at which the Company charges for its products and services and the allocation of budget between operating costs and expense.

The following table disaggregates the Company’s revenues by primary geographical markets based on the location of customers for the year ended December 31, 2024 and 2023. For the period since its inception on November 8, 2022 through December 31, 2022, the Company did not commence operations.

	For the Year Ended December 31,
	2024	2023
Asia	$171,705,064	$62,377,390
USA	5,252,064	-
Total	$176,957,128	$62,377,390

Cost of revenues	Cost of revenues Cost of revenues primarily consist of cost of materials, employee salary and welfare expenses, and overheads which were attributable to the solar cells sold in the relevant periods.
General and administrative expenses

General and administrative expenses

General and administrative expenses primarily consist of employee salary and welfare expenses, amortization of usage of infrastructure expenses and other expenses related to administrative functions.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with the U.S. GAAP for income taxes. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is more likely than not these items will be utilized against taxable income in the future. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. As of December 31, 2024, income tax returns for the tax years ended December 31, 2023 and 2022 remain open for statutory examination.

Earnings (loss) per Share

Earnings (loss) per Share

In accordance with ASC 260, Earnings Per Share, basic net earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income (loss) is allocated between ordinary shares and other participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s earnout shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis.

Diluted net earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders, as adjusted for the accretion and allocation of net income related to the preferred shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents are excluded from the computation in income (loss) periods should their effects be anti-dilutive. The Company had earnout shares and warrants, which could potentially dilute basic earnings per share. To calculate the number of shares for diluted net earnings (loss) per share, the effect of the earnout shares is computed using the two-class method or the as-if converted method, whichever is more dilutive. The effect of warrants is computed using treasury stock method.

Operating leases

Operating leases

The Company adopted the ASU 2016-02, Leases (Topic 842) on its inception on November 8, 2022.

The Company leases its land use rights, which are classified as operating leases in accordance with Topic 842. Operating leases are required to record in the balance sheet as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date, and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company elected the short-term lease exemption as the lease terms are 12 months or less.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate on a collateralized basis for a similar term as the underlying lease.

The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. There was no impairment for right-of-use lease assets as of December 31, 2024 and 2023.

Asset acquisition

Asset acquisition

When the Company acquires other entities, if the assets acquired and liabilities assumed do not constitute a business, the transaction is accounted for as an asset acquisition. Assets are recognized based on the cost, which generally includes the transaction costs of the asset acquisition, and no gain or loss is recognized unless the fair value of noncash assets given as consideration differs from the assets’ carrying amounts on the Company’s books. The cost of a group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair value and does not give rise to goodwill.

Contingent consideration payable

Contingent consideration payable

Earnout share arrangement is classified as a liability or equity in accordance with ASC 480 – Distinguishing Liabilities from Equity and ASC 815 – Derivatives and Hedging, depending on the terms of the arrangement. If the arrangement is classified as a liability, it is initially measured at fair value and subsequently remeasured at each reporting date with changes in fair value recognized in earnings. If classified as equity, it is not remeasured after the initial recognition.

The fair value of contingent consideration is estimated using appropriate valuation techniques, including Monte-Carlo model, which involve significant judgment regarding future financial performance, volatility, expected years, and other assumptions.

The Company reviews and reassesses the fair value of contingent consideration at each reporting period until the contingency is resolved. Adjustments to the fair value are recorded in the consolidated statements of operations and comprehensive income (loss) under “Changes in fair value of contingent consideration payable”.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter with changes in fair value recognized in the statements of operations in the period of change.

Share-based compensation

Share-based compensation

The Company grants share options and restricted shares to its management and employees. The Company measures the cost of the share options and restricted shares based on the grant date fair value of the awards and recognizes compensation cost over the vesting period, which is generally the requisite service period as required by the option agreement. When no future services are required to be performed by the employee in exchange for an award of equity instruments, the cost of the award is expensed on the grant date. The Company elects to recognize forfeitures when they occur.

Related party transactions

Related party transactions

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence. Transactions between related parties commonly occurring in the normal course of business are considered to be related party transactions.

Comprehensive income

Comprehensive income

A comprehensive income includes net income (loss) and other comprehensive income arising from foreign currency adjustments. Comprehensive income is reported in the statements of operations and comprehensive income.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations and tax matters. In accordance with ASC 450, Contingencies, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

Segment reporting

Segment reporting

The Company uses the management approach to determine operating segment. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (‘‘CODM’’) for making decisions, allocation of resource and assessing performance.

The Company operates and manages its business as a single operating and reportable segment. The Company’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income (loss) when making decisions about allocating resources and assessing performances of the Company. Significant segment expenses are the same as these presented under the operating costs and expenses in the consolidated statements of operations, and the difference between net revenue less the significant segment expenses and consolidated net income are the other segment items. The CODM reviews and utilizes these financial metrics together with non-financial metrics to make operation decisions, such as the determination of the fee rate at which the Company charges for its products and services and the allocation of budget between operating costs and expense.

The following table disaggregates the Company’s revenues by primary geographical markets based on the location of customers for the year ended December 31, 2024 and 2023. For the period since its inception on November 8, 2022 through December 31, 2022, the Company did not commence operations.

	For the Year Ended December 31,
	2024	2023
Asia	$171,705,064	$62,377,390
USA	5,252,064	-
Total	$176,957,128	$62,377,390

The following table disaggregates the geographic information of the Company’s long-lived assets, which consist of long-term prepaid expenses, deposits for property and equipment, property and equipment and operating lease right-of-use assets, as of December 31, 2024 and 2023.

	2024	2023
Vietnam	$110,203,576	$152,542,661
USA	37,909,237	—
Ethiopia	34,488,476	—
Total	$182,601,289	$152,542,661

Recently adopted accounting standards

Recently adopted accounting standards

In August 2020, the FASB issued ASU 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815 – 40), (“ASU 2020-06”). ASU 2020-06 simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. We adopted ASU 2020-06 on January 1, 2024. The adoption of ASU 2020-06 did not have a material impact on our consolidated financial statements and disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic ASC 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The ASU improves reportable segment disclosure requirements, primarily through enhanced disclosure about significant segment expenses. The enhancements under this update require disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, require disclosure of other segment items by reportable segment and a description of the composition of other segment items, require annual disclosures under ASC 280 to be provided in interim periods, clarify use of more than one measure of segment profit or loss by the CODM, require that the title of the CODM be disclosed with an explanation of how the CODM uses the reported measures of segment profit or loss to make decisions, and require that entities with a single reportable segment provide all disclosures required by this update and required under ASC 280. The Company adopted ASU 2023-07 for the annual period ended December 31, 2024, retrospectively to all periods presented in the consolidated financial statement. The adoption of this standard did not have a material impact to our results of operations, cash flows or financial condition.

Recently issued accounting standards

Recently issued accounting standards

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In March 2024, the FASB issued ASU 2024-02, “Codification Improvements – Amendments to Remove References to the Concept Statements” (“ASU 2024-02”). ASU 2024-02 contains amendments to the FASB Accounting Standards Codification that remove references to various FASB Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior Statements to provide guidance in certain topical areas. ASU 2024-02 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the potential impact of adopting this guidance on financial statements requirements and does not expect the adoption to have a material impact.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows—Overall, 250-10 Accounting Changes and Error Corrections— Overall, 260-10 Earnings Per Share— Overall, 270-10 Interim Reporting— Overall, 440-10 Commitments—Overall, 470-10 Debt—Overall, 505-10 Equity—Overall, 815-10 Derivatives and Hedging—Overall, 860-30 Transfers and Servicing—Secured Borrowing and Collateral, 932-235 Extractive Activities— Oil and Gas—Notes to Financial Statements, 946-20 Financial Services— Investment Companies— Investment Company Activities, and 974-10 Real Estate—Real Estate Investment Trusts—Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal.

The Company does not believe the above referenced recently issued but not yet effective accounting standards, if currently adopted, would have a material impact on its the consolidated financial position, statements of operations and comprehensive income and cash flows.

Significant risks and uncertainties

Significant risks and uncertainties

1) Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of December 31, 2024, the Company held cash of $13,635,649 in the financial institutions, among which $4,150,438 were deposited in financial institutions located in Vietnam, $6,025,391 were deposited in financial institutions located in Singapore, $1,011,141 were deposited in financial institutions located in the USA, $1,095,566 were deposited financial institutions located in the Japan, $1,133,105 were deposited financial institutions located in the Ethiopia and $220,008 were deposited in financial institutions located in China.

Each bank account in Singapore is insured by government authority with the maximum limit of SG$100,000. Each bank account in the USA is insured by the Federal Deposit Insurance Corp. (“FDIC”) with the maximum limit of $250,000. Each bank account in Japan is insured by government authority with the maximum limit of JPY10,000,000. Each bank account in Mainland China is insured by the government authority with the maximum limit of RMB 500,000 (equivalent to approximately $68,500). The bank accounts in Vietnam and Ethiopia are not insured.

To limit exposure to credit risk relating to deposits, the Company primarily place cash deposits with large financial institutions in Vietnam which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

2) Foreign currency risk

As of December 31, 2024 and 2023, substantially all of the Company’s purchase and operating expenses activities and the Company’s assets and liabilities are denominated in VND, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the State Bank of Vietnam (“SBV”) or other authorized financial institutions at exchange rates quoted by SBV. Approval of foreign currency payments by the SBV or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of VND is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the Vietnam Foreign Exchange Trading System market.

3) Concentration risk

The Company commenced sales to customers since the second half of 2023. The Company has a concentration of its revenues with specific customers and accounts payable with specific vendors.

For the year ended December 31, 2024, one related party customer and one third party customer accounted for 66% and 10% of total revenues, respectively. For the year ended December 31, 2023, one related party customer accounted for 99% of total revenues.

As of December 31, 2024, two suppliers from third parties accounted for 17%, and 10% of accounts payable, respectively. As of December 31, 2023, four suppliers from third parties accounted for 30%, 15%, 12% and 11% of accounts payable, respectively.

For the year ended December 31, 2024, one related party supplier and one third party supplier accounted for 55.0% and 16.9% of total purchases of inventories, respectively. For the year ended December 31, 2023, one related party supplier and one third party supplier accounted for 64.5% and 14.8% of total purchases of inventories, respectively.